Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Revenue from related parties	$ 0.9	$ 0.6	$ 0.8	$ 0.3
Accounts receivable from related parties	$ 0.4		$ 0.4	$ 0.1